Commitments - Schedule of Commitments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 CAD ($)
Schedule of Commitments [Line Items]
Transportation commitments	$ 386,001
Other	2,428
Total commitments	388,429
1 Year [Member]
Schedule of Commitments [Line Items]
Transportation commitments	37,183
Other	2,428
Total commitments	39,611
2-3 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	74,881
Other
Total commitments	74,881
4-5 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	73,426
Other
Total commitments	73,426
Thereafter [Member]
Schedule of Commitments [Line Items]
Transportation commitments	200,511
Other
Total commitments	$ 200,511